Basic and diluted net earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share, Basic and Diluted [Abstract]
Schedule of Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	2021	2020
Net earnings attributable to shareholders of AQN	$264,859	$782,463
Preferred shares, Series A dividend	4,942	4,611
Preferred shares, Series D dividend	4,061	3,790
Net earnings attributable to common shareholders of AQN – basic and diluted	$255,856	$774,062
Weighted average number of shares
Basic	622,347,677	559,633,275
Effect of dilutive securities	6,600,185	4,740,561
Diluted	628,947,862	564,373,836